UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

	Shares		Value
		COMMON STOCKS - 61.5%
		AEROSPACE & DEFENSE - 3.6%
	2,563	Lockheed Martin Corp.	$ 254,506
	3,882	United Technologies Corp.	267,159
			521,665
		APPAREL - 2.1%
	4,513	Nike, Inc.	306,884

		CHEMICALS - 1.6%
	9,060	Methanex Corp.	237,100

		COMMERCIAL SERVICES - 1.9%
	8,481	Heidrick & Struggles International, Inc.	275,887

		COMPUTERS - 1.8%
	11,268	Synopsys, Inc. *	255,896

		DIVERSIFIED FINANCIAL SERVICES - 2.0%
	2,914	Franklin Resources, Inc.	282,629

		ELECTRIC - 7.3%
	3,795	FirstEnergy Corp.	260,413
	4,288	FPL Group, Inc.	269,029
	10,167	MDU Resources Group, Inc.	249,600
	17,246	TECO Energy, Inc.	275,074
			1,054,116
		FOOD - 1.8%
	7,022	Corn Products International, Inc.	260,797

		HEALTHCARE - PRODUCTS - 2.3%
	1,006	Intuitive Surgical, Inc. *	326,296

		INTERNET - 1.8%
	1,066	Baidu.com *	255,446

		MACHINERY-DIVERSIFIED - 1.9%
	7,322	Gardner Denver, Inc. *	271,646
Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)
	Shares		Value
		MINING - 3.5%
	8,848	MMC Norilsk Nickel, ADR	$ 245,974
	6,382	Teck Cominco Ltd.	261,407
			507,381
		MISCELLANEOUS MANUFACTURING - 7.5%
	7,351	Aptargroup, Inc.	286,174
	7,733	Carlisle Cos., Inc.	258,592
	6,575	Cooper Industries Ltd.	263,986
	5,557	Illinois Tool Works, Inc.	268,014
			1,076,766
		OIL & GAS - 5.5%
	4,100	Anadarko Petroleum Corp.	258,423
	5,480	Noble Corp.	272,192
	6,525	Rowan Cos., Inc.	268,700
			799,315
		OIL & GAS SERVICES - 3.7%
	3,931	Dawson Geophysical Co. *	265,342
	5,817	Hornbeck Offshore Services, Inc. *	265,662
			531,004
		REITS - 2.0%
	5,045	Prologis	296,949

		SEMICONDUCTORS - 5.7%
	8,350	Cabot Microelectronics Corp. *	268,453
	12,780	Intel Corp.	270,680
	14,113	Maxim Integrated Products, Inc.	287,764
			826,897
		SOFTWARE - 1.9%
	10,393	Sybase, Inc. *	273,336

		TELECOMMUNICATIONS - 3.6%
	10,718	Cisco Systems, Inc. *	258,197
	8,039	Nokia OYJ, ADR	255,881
			514,078

		TOTAL COMMON STOCKS (Cost $8,710,403)	8,874,088

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 38.7%
		INVESTMENT COMPANY - 0.6%
	92,104	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 2.57%**	$ 92,104
	Principal
	Amount
		U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.1%
	$ 5,500,000	Federal Home Loan Bank Discount Notes, 1.45%, due 4/1/08	5,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,592,104)	5,592,104

		TOTAL INVESTMENTS - 100.2% (Cost $14,302,507) (a)	$ 14,466,192
		LIABILITIES IN EXCESS OF OTHER ASSETS- (.2%)	(33,448)
		NET ASSETS - 100.0%	$ 14,432,744

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 323,859
		Unrealized depreciation	(160,174)
		Net unrealized appreciation	$ 163,685
	Cost for federal tax purposes is substantially the same.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2008.
	ADR - American Depositary Receipt

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

	The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 8,966,192	$ -
Level 2 - Other Significant Observable Prices	5,500,000	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 14,466,192	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Critical Math Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/28/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/28/08